MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND         TWO WORLD TRADE CENTER,
INC.                                                    NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000

DEAR SHAREHOLDER:

The 12-month period ended October 31, 2000, started with extraordinary strength in the stock markets of Europe and beyond. The global equity bull run accelerated sharply at that time, stimulated by the arrival of new-economy names into the arena and the potential for companies to tap into the Internet for growth. The group of stocks where this potential was considered present -- technology, media, software and telecommunications -- strongly outperformed their peers in the early part of the period. By the beginning of March, however, the valuation differential between these sectors and the rest of the market had reached extremes the fundamentals could no longer justify. Since that time the markets have witnessed the steady unwinding of this valuation gap. Leadership of the markets changed hands frequently in the second and third quarters of 2000, with value stocks significantly outperforming growth issues during the second half of the fiscal year.

The euro has remained weak against the U.S. dollar and has failed to rally appreciably, despite attempts by the European Central Bank to stay this decline through intervention. Evidence of slowing global economic growth rates and high oil prices will make it harder for European companies to increase earnings next year at a pace equal to that seen so far in 2000.

PERFORMANCE

For the 12-month period ended October 31, 2000, Morgan Stanley Dean Witter European Growth Fund's Class B shares produced a total return of 10.05 percent compared to 1.09 percent for the Morgan Stanley Capital International (MSCI) World Index. For the same period, the Fund's Class A, C and D shares posted total returns of 10.92 percent, 10.11 percent and 11.19 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI index.

PORTFOLIO STRATEGY

During the fiscal year, the Fund maintained its concentration in mid- and large-capitalization growth stocks, continuing to use an investment process driven by stock-specific considerations. At the start of the period, the Fund's growth-stock emphasis gave rise to significant weightings in the technology, media and telecommunications sectors. This emphasis generated strong investment returns from November to February, when the market favored stocks that were seen as being tied into the new economy. As valuation anomalies between these stocks and the rest of the market became evident, the Fund took profits in some of the best-performing names. Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, reduced the Fund's positions in information technology consultancy companies, telecommunications equipment suppliers and telecommunications operators and redeployed proceeds from these sales in more-defensive growth sectors such as pharmaceuticals, oil and food manufacturing.

The European equity markets corrected sharply during the second quarter of 2000. Since then, they have traded largely sideways in local currency terms but have fallen when measured in U.S. dollars and have exhibited a notable increase in volatility. The sub-advisor has responded to this more-volatile environment by continuing to reposition the Fund's portfolio away from growth companies with high valuations into more defensive growth stocks. Morgan Stanley Dean Witter Investment Management believes that these companies will be better insulated against the uncertainty currently plaguing the technology sector. The Fund has pursued this strategy by increasing its holdings in companies that the sub-advisor believes demonstrate a clear competitive superiority in their respective markets.

As of October 31, 2000, the Fund's regional weightings were as follows: 38.5 percent of net assets in the 11 eurozone countries, 38.9 percent in the United Kingdom, 10.5 percent in Switzerland, 7.8 percent in Sweden and 0.4 percent in Denmark. The remaining 3.9 percent was invested in cash.

LOOKING AHEAD

Although Morgan Stanley Dean Witter Investment Management anticipates further market volatility in the near term, it remains optimistic about the outlook for European equities in 2001. The sub-advisor anticipates that the coming year could bring about an environment in which central banks in

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS OCTOBER 31, 2000, CONTINUED

Europe and the United States move away from a tightening bias, oil prices fall from their current high levels and economies show signs of a soft rather than a hard landing. There is evidence that cash at the investor level is higher than normal and that mutual fund demand for equities is still strong, albeit not near the high levels seen in the first quarter of this year. Valuation pressures seem to be easing as technology, media, software and telecommunications stocks fall toward more realistic levels. Any combination of these factors would likely make for a healthy environment for equities in 2001.

We appreciate your ongoing support of Morgan Stanley Dean Witter European Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FUND PERFORMANCE OCTOBER 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000--CLASS B SHARES
($ in Thousands)

                  FUND     MSCI(4)
OCTOBER 1990    $10,000    $10,000
OCTOBER 1991    $10,133    $11,575
OCTOBER 1992     $9,891    $10,970
October 1993      $13,723  $13,932
October 1994      $15,865  $14,998
October 1995      $18,535  $16,420
October 1996      $22,663  $19,096
October 1997      $27,060  $22,299
October 1998      $31,301  $25,701
October 1999      $36,260  $32,105
October 2000   $39,905(3)  $32,456

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND
    CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/00                            PERIOD ENDED 10/31/00
   -------------------------                        -------------------------
   1 Year                     10.92%(1)  5.10%(2)   1 Year                     10.05%(1)   5.23%(2)
   Since Inception (7/28/97)  13.10%(1)  11.25%(2)  5 Years                    16.57%(1)   16.36%(2)
                                                    10 Years                   14.84%(1)   14.84%(2)

                  CLASS C SHARES+                                    CLASS D SHARES#
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 10/31/00                              PERIOD ENDED 10/31/00
   -------------------------                          -------------------------
   1 Year                     10.11%(1)   9.15%(2)    1 Year                     11.19%(1)
   Since Inception (7/28/97)  12.26%(1)   12.26%(2)   Since Inception (7/28/97)  13.74%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on October 31, 2000.
(4) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including securities representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific region. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
 #   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000


  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS (96.1%)
             DENMARK (0.4%)
             SPECIALTY TELECOMMUNICATIONS
    202,430  Tele Danmark AS....................................................................  $    9,584,426
                                                                                                  --------------

             FINLAND (4.9%)
             TELECOMMUNICATION EQUIPMENT
  2,808,115  Nokia Oyj..........................................................................     115,618,123
                                                                                                  --------------
             FRANCE (12.3%)
             BROADCASTING
    160,900  Societe Television Francaise 1.....................................................       8,784,678
                                                                                                  --------------
             ELECTRONICS/APPLIANCES
    146,753  Thomson Multimedia*................................................................       6,728,830
                                                                                                  --------------
             HOME IMPROVEMENT CHAINS
    116,600  Castorama Dubois Investissement....................................................      23,721,612
                                                                                                  --------------
             MAJOR BANKS
    538,796  BNP Paribas S.A....................................................................      46,481,155
                                                                                                  --------------
             MULTI-LINE INSURANCE
    329,540  AXA................................................................................      43,650,737
                                                                                                  --------------
             OIL REFINING/MARKETING
    472,070  Total Fina Elf.....................................................................      67,580,720
                                                                                                  --------------
             PHARMACEUTICALS: MAJOR
    725,261  Aventis S.A........................................................................      52,344,625
                                                                                                  --------------
             SEMICONDUCTORS
    531,360  STMicroelectronics NV..............................................................      26,822,519
                                                                                                  --------------
             TELECOMMUNICATION EQUIPMENT
    225,450  Alcatel............................................................................      13,763,788
                                                                                                  --------------
             TOTAL FRANCE.......................................................................     289,878,664
                                                                                                  --------------
             GERMANY (2.3%)
             APPAREL/FOOTWEAR
     92,563  Hugo Boss AG (Pref.)...............................................................      23,421,383
                                                                                                  --------------
             MAJOR BANKS
    623,270  Dresdner Bank AG...................................................................      25,905,248
                                                                                                  --------------
             PACKAGED SOFTWARE
     51,764  Software AG........................................................................       3,757,965
                                                                                                  --------------

             TOTAL GERMANY......................................................................      53,084,596
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------

             ITALY (3.6%)
             INTEGRATED OIL
  6,167,790  ENI SpA............................................................................  $   33,412,509
                                                                                                  --------------
             MAJOR BANKS
  3,470,180  Banca Intesa SpA...................................................................      14,408,531
  3,744,490  Unicredito Italiano SpA............................................................      19,076,679
                                                                                                  --------------
                                                                                                      33,485,210
                                                                                                  --------------
             MAJOR TELECOMMUNICATIONS
  1,576,180  Telecom Italia SpA.................................................................      18,268,265
                                                                                                  --------------

             TOTAL ITALY........................................................................      85,165,984
                                                                                                  --------------

             NETHERLANDS (11.3%)
             APPAREL/FOOTWEAR
    126,632  Gucci Group NV.....................................................................      12,365,172
                                                                                                  --------------
             BEVERAGES: ALCOHOLIC
    313,030  Heineken NV........................................................................      17,010,802
                                                                                                  --------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
  2,057,800  Koninklijke (Royal) Philips Electronics NV.........................................      80,916,443
                                                                                                  --------------
             ELECTRONIC PRODUCTION EQUIPMENT
    980,500  ASM Lithography Holding NV*........................................................      26,816,196
                                                                                                  --------------
             FINANCIAL CONGLOMERATES
    839,650  Fortis (NL) NV.....................................................................      25,666,085
                                                                                                  --------------
             FOOD RETAIL
  1,067,648  Koninklijke Ahold NV...............................................................      31,030,861
                                                                                                  --------------
             INFORMATION TECHNOLOGY SERVICES
  1,981,360  Getronics NV.......................................................................      22,291,439
                                                                                                  --------------
             INTEGRATED OIL
    864,600  Royal Dutch Petroleum Co...........................................................      51,308,476
                                                                                                  --------------

             TOTAL NETHERLANDS..................................................................     267,405,474
                                                                                                  --------------

             PORTUGAL (0.4%)
             MAJOR TELECOMMUNICATIONS
  1,175,980  Portugal Telecom, S.A. (Registered Shares).........................................      10,484,508
                                                                                                  --------------

             SPAIN (3.7%)
             ADVERTISING/MARKETING SERVICES
    403,220  Telefonica Publicidad e Information, S.A...........................................       2,738,993
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED


  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             MAJOR BANKS
  2,192,110  Banco Bilbao Vizcaya Argentaria, S.A...............................................  $   29,222,734
                                                                                                  --------------
             MAJOR TELECOMMUNICATIONS
  1,872,831  Telefonica S.A.*...................................................................      35,732,261
                                                                                                  --------------
             OTHER CONSUMER SERVICES
  2,463,020  Amadeus Global Travel Distribution S.A. (A Shares)*................................      20,139,703
                                                                                                  --------------

             TOTAL SPAIN........................................................................      87,833,691
                                                                                                  --------------

             SWEDEN (7.8%)
             INDUSTRIAL MACHINERY
  2,473,826  Assa Abloy AB (Series B)...........................................................      45,513,847
                                                                                                  --------------
             MISCELLANEOUS COMMERCIAL SERVICES
  2,088,580  Securitas AB (Series "B" Free).....................................................      44,482,306
                                                                                                  --------------
             REGIONAL BANKS
  5,768,170  Nordbanken Holding AB..............................................................      43,256,949
                                                                                                  --------------
             TELECOMMUNICATION EQUIPMENT
  3,838,450  Telefonaktiebolaget LM Ericsson AB (Series "B" Free)...............................      51,046,280
                                                                                                  --------------
             TOTAL SWEDEN.......................................................................     184,299,382
                                                                                                  --------------
             SWITZERLAND (10.5%)
             FOOD: MAJOR DIVERSIFIED
     33,147  Nestle S.A. (Registered Shares)....................................................      68,679,817
                                                                                                  --------------
             HOUSEHOLD/PERSONAL CARE
     13,550  Givaudan (Registered Shares)*......................................................       3,248,443
                                                                                                  --------------
             MAJOR BANKS
    353,020  UBS AG (Registered Shares).........................................................      48,894,193
                                                                                                  --------------
             OTHER CONSUMER SPECIALTIES
     10,618  Compagnie Financiere Richemont AG (Series A).......................................      29,530,537
                                                                                                  --------------
             PERSONNEL SERVICES
     26,380  Adecco S.A. (Registered Shares)....................................................      18,239,148
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS: MAJOR
     23,756  Novartis AG (Registered Shares)....................................................  $   36,034,382
      4,605  Roche Holdings AG..................................................................      42,059,239
                                                                                                  --------------
                                                                                                      78,093,621
                                                                                                  --------------

             TOTAL SWITZERLAND..................................................................     246,685,759
                                                                                                  --------------

             UNITED KINGDOM (38.9%)
             ADVERTISING/MARKETING SERVICES
  1,906,610  WPP Group PLC......................................................................      25,577,697
                                                                                                  --------------
             AUTO PARTS: O.E.M.
  1,136,413  BBA Group PLC......................................................................       6,238,209
                                                                                                  --------------
             BEVERAGES: ALCOHOLIC
  4,385,770  Allied Domecq PLC..................................................................      22,659,930
  4,309,160  Diageo PLC.........................................................................      40,653,484
                                                                                                  --------------
                                                                                                      63,313,414
                                                                                                  --------------
             CABLE/SATELLITE T V
  3,448,259  Telewest Communications PLC*.......................................................       5,701,151
                                                                                                  --------------
             CATALOG/SPECIALTY DISTRIBUTION
  3,470,400  Great Universal Stores PLC.........................................................      23,957,657
                                                                                                  --------------
             FOOD RETAIL
  7,178,570  Tesco PLC..........................................................................      27,355,113
                                                                                                  --------------
             FOOD: SPECIALTY/CANDY
  4,301,900  Cadbury Schweppes PLC..............................................................      26,578,334
                                                                                                  --------------
             HOUSEHOLD/PERSONAL CARE
  1,426,970  Reckitt Benckiser PLC..............................................................      18,749,983
                                                                                                  --------------
             INDUSTRIAL CONGLOMERATES
  2,681,699  Smiths Industries PLC..............................................................      28,702,798
                                                                                                  --------------
             INTEGRATED OIL
  4,164,618  BP Amoco PLC.......................................................................      35,303,481
                                                                                                  --------------
             LIFE/HEALTH INSURANCE
  4,442,940  Prudential Corp....................................................................      59,732,134
                                                                                                  --------------
             MAJOR BANKS
  1,852,770  Barclays PLC.......................................................................      52,989,066
                                                                                                  --------------
             MAJOR TELECOMMUNICATIONS
  7,180,580  British Telecommunications PLC.....................................................      84,145,081
                                                                                                  --------------
             MISCELLANEOUS COMMERCIAL SERVICES
  4,234,706  Rentokil Initial PLC...............................................................       9,765,135
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2000, CONTINUED


  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             OIL & GAS PIPELINES
  2,474,975  BG Group PLC.......................................................................  $    9,906,899
  2,360,075  Lattice Group PLC*.................................................................       5,031,541
                                                                                                  --------------
                                                                                                      14,938,440
                                                                                                  --------------
             PHARMACEUTICALS: MAJOR
  1,129,078  AstraZeneca PLC....................................................................      53,287,153
  1,747,515  Glaxo Wellcome PLC.................................................................      50,282,913
  3,434,721  SmithKline Beecham PLC.............................................................      44,334,245
                                                                                                  --------------
                                                                                                     147,904,311
                                                                                                  --------------
             PUBLISHING: BOOKS/MAGAZINES
  1,079,298  EMAP PLC...........................................................................      12,678,978
  4,715,460  Reed International PLC.............................................................      43,563,358
                                                                                                  --------------
                                                                                                      56,242,336
                                                                                                  --------------
             REGIONAL BANKS
  6,741,470  Egg PLC*...........................................................................      11,121,513
                                                                                                  --------------
             RESTAURANTS
  4,247,403  Granada Compass PLC*...............................................................      36,590,451
                                                                                                  --------------
             TOBACCO
  1,711,450  Imperial Tobacco Group PLC.........................................................      16,779,104
                                                                                                  --------------
             WIRELESS COMMUNICATIONS
 39,730,979  Vodafone AirTouch PLC..............................................................     165,230,623
                                                                                                  --------------

             TOTAL UNITED KINGDOM...............................................................     916,916,031
                                                                                                  --------------

             TOTAL COMMON AND PREFERRED STOCKS
             (COST $1,989,633,161)..............................................................   2,266,956,638
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (2.2%)
             U.S. GOVERNMENT AGENCY
$    51,500  Student Loan Mortgage Assoc. 6.45% due 11/01/00 (COST $51,500,000).................  $   51,500,000
                                                                                                  --------------

TOTAL INVESTMENTS
(COST $2,041,133,161) (b)...............................................................   98.3%    2,318,456,638

OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    1.7        41,292,157
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 2,359,748,795
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

 *   Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $368,521,829 and the aggregate gross unrealized depreciation is $91,198,352, resulting in net unrealized appreciation of $277,323,477.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2000:

                                                     UNREALIZED
    CONTRACTS         IN EXCHANGE      DELIVERY     APPRECIATION
   TO DELIVER             FOR            DATE      (DEPRECIATION)
-----------------------------------------------------------------
 CHF   18,039,942   $     9,997,197   11/01/2000     $ (37,257 )
 EUR    3,663,993   $     3,092,410   11/01/2000       (18,686 )
 GBP   10,277,764   $    14,934,618   11/02/2000        28,778
 CHF   81,000,000    EUR 53,344,924   12/04/2000       160,739
SEK 1,365,000,000   EUR 160,505,150   12/04/2000      (371,222 )
 GBP   86,000,000   EUR 148,126,204   12/04/2000     1,166,222
                                                     ----------
      Net unrealized appreciation...............     $ 928,574
                                                     ==========

CURRENCY ABBREVIATIONS:
------------------------

GBP   British Pound.
EUR   Euro.
CHF   Swiss Franc.
SEK   Swedish Krona.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS OCTOBER 31, 2000

                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Advertising/Marketing Services..................................................
                                                                                  $   28,316,690      1.2%
Apparel/Footwear................................................................      35,786,555      1.5
Auto Parts: O.E.M...............................................................       6,238,209      0.3
Beverages: Alcoholic............................................................      80,324,216      3.4
Broadcasting....................................................................       8,784,678      0.4
Cable/Satellite Tv..............................................................       5,701,151      0.2
Catalog/Specialty Distribution..................................................      23,957,657      1.0
Electronic Equipment/Instruments................................................      80,916,443      3.4
Electronic Production Equipment.................................................      26,816,196      1.1
Electronics/Appliances..........................................................       6,728,830      0.3
Financial Conglomerates.........................................................      25,666,085      1.1
Food Retail.....................................................................      58,385,974      2.5
Food: Major Diversified.........................................................      68,679,817      2.9
Food: Specialty/Candy...........................................................      26,578,334      1.1
Home Improvement Chains.........................................................      23,721,612      1.0
Household/Personal Care.........................................................      21,998,426      0.9
Industrial Conglomerates........................................................      28,702,798      1.2
Industrial Machinery............................................................      45,513,847      1.9
Information Technology Services.................................................      22,291,439      0.9
Integrated Oil..................................................................     120,024,466      5.1
Life/Health Insurance...........................................................      59,732,134      2.5
Major Banks.....................................................................     236,977,606     10.1
Major Telecommunications........................................................     148,630,115      6.3
Miscellaneous Commercial Services...............................................      54,247,441      2.3
Multi-Line Insurance............................................................      43,650,737      1.8
                                                                                                  PERCENT OF
INDUSTRY                                                                              VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Oil & Gas Pipelines.............................................................  $   14,938,440      0.6%
Oil Refining/Marketing..........................................................      67,580,720      2.9
Other Consumer Services.........................................................      20,139,703      0.9
Other Consumer Specialties......................................................      29,530,537      1.3
Packaged Software...............................................................       3,757,965      0.2
Personnel Services..............................................................      18,239,148      0.8
Pharmaceuticals: Major..........................................................     278,342,557     11.8
Publishing: Books/Magazines.....................................................      56,242,336      2.4
Regional Banks..................................................................      54,378,462      2.3
Restaurants.....................................................................      36,590,451      1.6
Semiconductors..................................................................      26,822,519      1.1
Specialty Telecommunications....................................................       9,584,426      0.4
Telecommunication Equipment.....................................................     180,428,191      7.7
Tobacco.........................................................................      16,779,104      0.7
U.S. Government Agency..........................................................      51,500,000      2.2
Wireless Communications.........................................................     165,230,623      7.0
                                                                                  --------------    -----
                                                                                  $2,318,456,638     98.3%
                                                                                  --------------    -----
                                                                                  --------------    -----

                                                                                                  PERCENT OF
TYPE OF INVESTMENT                                                                    VALUE       NET ASSETS
------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $2,243,535,255     95.1%
Preferred Stocks................................................................      23,421,383      1.0
Short-Term Investment...........................................................      51,500,000      2.2
                                                                                  --------------    -----
                                                                                  $2,318,456,638     98.3%
                                                                                  --------------    -----
                                                                                  --------------    -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2000

ASSETS:
Investments in securities, at value (cost $2,041,133,161)...................................  $2,318,456,638
Unrealized appreciation on open forward foreign currency contracts..........................         928,574
Cash........................................................................................       1,135,113
Receivable for:
    Investments sold........................................................................      32,829,773
    Capital stock sold......................................................................       8,885,857
    Foreign withholding taxes reclaimed.....................................................       3,506,227
    Dividends...............................................................................       2,332,109
Prepaid expenses and other assets...........................................................          45,761
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,368,120,052
                                                                                              --------------
LIABILITIES:
Payable for:
    Capital stock repurchased...............................................................       3,747,247
    Plan of distribution fee................................................................       1,945,217
    Investment management fee...............................................................       1,830,149
    Investments purchased...................................................................         494,497
Accrued expenses and other payables.........................................................         354,147
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       8,371,257
                                                                                              --------------
     NET ASSETS.............................................................................  $2,359,748,795
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,712,609,761
Net unrealized appreciation.................................................................     278,236,875
Accumulated net investment loss.............................................................      (1,008,937)
Accumulated undistributed net realized gain.................................................     369,911,096
                                                                                              --------------
     NET ASSETS.............................................................................  $2,359,748,795
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................  $   53,011,520
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       2,628,669
     NET ASSET VALUE PER SHARE..............................................................          $20.17
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET
       ASSET VALUE).........................................................................          $21.29
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $2,205,835,311
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     111,995,317
     NET ASSET VALUE PER SHARE..............................................................          $19.70
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................     $46,886,457
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       2,383,996
     NET ASSET VALUE PER SHARE..............................................................          $19.67
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................     $54,015,507
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       2,620,966

     NET ASSET VALUE PER SHARE..............................................................          $20.61
                                                                                              ==============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2000

NET INVESTMENT LOSS:

INCOME
Dividends (net of $4,517,811 foreign withholding tax)........................................  $  32,470,619
Interest.....................................................................................      5,822,376
                                                                                               -------------

     TOTAL INCOME............................................................................     38,292,995
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................        100,207
Plan of distribution fee (Class B shares)....................................................     24,004,815
Plan of distribution fee (Class C shares)....................................................        451,553
Investment management fee....................................................................     22,704,253
Transfer agent fees and expenses.............................................................      2,495,314
Custodian fees...............................................................................        850,344
Registration fees............................................................................        210,162
Shareholder reports and notices..............................................................        184,453
Professional fees............................................................................         72,577
Directors' fees and expenses.................................................................         16,935
Other........................................................................................         39,359
                                                                                               -------------

     TOTAL EXPENSES..........................................................................     51,129,972
                                                                                               -------------

     NET INVESTMENT LOSS.....................................................................    (12,836,977)
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
    Investments..............................................................................    384,385,292
    Foreign exchange transactions............................................................     (2,227,080)
                                                                                               -------------

     NET GAIN................................................................................    382,158,212
                                                                                               -------------
Net change in unrealized appreciation/ depreciation on:
    Investments..............................................................................   (153,110,840)
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies......................................................        924,052
                                                                                               -------------

     NET DEPRECIATION........................................................................   (152,186,788)
                                                                                               -------------

     NET GAIN................................................................................    229,971,424
                                                                                               -------------

NET INCREASE.................................................................................  $ 217,134,447
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                            FOR THE YEAR      FOR THE YEAR
                                                                               ENDED             ENDED
                                                                          OCTOBER 31, 2000  OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................   $  (12,836,977)   $   (7,048,059)
Net realized gain.......................................................      382,158,212       305,455,814
Net change in unrealized appreciation...................................     (152,186,788)       26,603,760
                                                                           --------------    --------------

     NET INCREASE.......................................................      217,134,447       325,011,515
                                                                           --------------    --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares..........................................................       (3,648,172)       (1,516,858)
Class B shares..........................................................     (298,461,246)     (198,989,683)
Class C shares..........................................................       (4,576,497)       (2,439,296)
Class D shares..........................................................       (1,288,378)         (290,397)
                                                                           --------------    --------------

     TOTAL DISTRIBUTIONS................................................     (307,974,293)     (203,236,234)
                                                                           --------------    --------------
Net increase (decrease) from capital stock transactions.................      297,014,959       (66,440,382)
                                                                           --------------    --------------

     NET INCREASE.......................................................      206,175,113        55,334,899

NET ASSETS:
Beginning of period.....................................................    2,153,573,682     2,098,238,783
                                                                           --------------    --------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $1,008,937 AND
    $52,758, RESPECTIVELY)..............................................   $2,359,748,795    $2,153,573,682
                                                                           ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on June 1, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% of the portion of net

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion and 0.85% of the portion of daily net assets exceeding $2 billion. Effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.825% of the portion of daily net assets in excess of $3 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $22,980,324 at October 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C,

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $12,210, $2,333,913 and $16,692, respectively and received $206,909 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2000 aggregated $1,698,155,848 and $1,703,128,517, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, Sub-Advisor, and Distributor, is the Fund's transfer agent. At October 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $11,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2000 included in Directors' fees and expenses in the Statement of Operations amounted to $6,017. At October 31, 2000 the Fund had an accrued pension liability of $53,198 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and open forward foreign currency exchange contracts and permanent book/ tax differences attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged and accumulated net investment loss was credited $11,880,798.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                          FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                        ENDED
                                                                        OCTOBER 31, 2000              OCTOBER 31, 1999
                                                                   ---------------------------  ----------------------------
                                                                     SHARES         AMOUNT        SHARES         AMOUNT
                                                                   -----------  --------------  -----------  ---------------
CLASS A SHARES
Sold.............................................................    9,831,909  $ 212,913,208     8,696,899  $   172,249,883
Reinvestment of distributions....................................      165,479      3,493,262        75,390        1,463,319
Redeemed.........................................................   (8,654,004)  (189,592,160)   (8,213,688)    (163,395,904)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class A...........................................    1,343,384     26,814,310       558,601       10,317,298
                                                                   -----------  -------------   -----------  ---------------

CLASS B SHARES
Sold.............................................................   34,398,308    740,610,384    50,876,749    1,001,144,838
Reinvestment of distributions....................................   13,398,700    278,023,036     9,664,315      186,231,346
Redeemed.........................................................  (38,207,790)  (818,408,228)  (64,608,413)  (1,273,856,469)
                                                                   -----------  -------------   -----------  ---------------
Net increase (decrease) - Class B................................    9,589,218    200,225,192    (4,067,349)     (86,480,285)
                                                                   -----------  -------------   -----------  ---------------

CLASS C SHARES
Sold.............................................................    2,218,481     47,339,290     3,770,574       73,985,576
Reinvestment of distributions....................................      214,720      4,451,146       123,351        2,373,265
Redeemed.........................................................   (1,580,739)   (33,627,627)   (3,509,767)     (68,955,477)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class C...........................................      852,462     18,162,809       384,158        7,403,364
                                                                   -----------  -------------   -----------  ---------------

CLASS D SHARES
Sold.............................................................    4,670,385    103,903,462     4,603,603       92,675,179
Reinvestment of distributions....................................        9,111        196,155         5,981          117,940
Redeemed.........................................................   (2,327,217)   (52,286,969)   (4,471,436)     (90,473,878)
                                                                   -----------  -------------   -----------  ---------------
Net increase - Class D...........................................    2,352,279     51,812,648       138,148        2,319,241
                                                                   -----------  -------------   -----------  ---------------
Net increase (decrease) in Fund..................................   14,137,343  $ 297,014,959    (2,986,442) $   (66,440,382)
                                                                   ===========  =============   ===========  ===============

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS OCTOBER 31, 2000, CONTINUED

At October 31, 2000, there were outstanding forward contracts.

At October 31, 2000, investments in securities of issuers in the United Kingdom represented 38.9% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                                                   FOR THE PERIOD
                                                               FOR THE YEAR ENDED OCTOBER 31       JULY 28, 1997*
                                                              -------------------------------         THROUGH
                                                               2000        1999        1998       OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 20.70     $ 19.45     $ 18.46        $  18.64
                                                              -------     -------     -------        --------

Income (loss) from investment operations:
   Net investment income (loss).............................     0.05        0.10        0.08           (0.02)
   Net realized and unrealized gain (loss)..................     2.34        3.03        2.70           (0.16)
                                                              -------     -------     -------        --------

Total income (loss) from investment operations..............     2.39        3.13        2.78           (0.18)
                                                              -------     -------     -------        --------

Less dividends and distributions from:
   Net investment income....................................    --          --          (0.22)        --
   Net realized gain........................................    (2.92)      (1.88)      (1.57)        --
                                                              -------     -------     -------        --------

Total dividends and distributions...........................    (2.92)      (1.88)      (1.79)        --
                                                              -------     -------     -------        --------

Net asset value, end of period..............................  $ 20.17     $ 20.70     $ 19.45        $  18.46
                                                              =======     =======     =======        ========

TOTAL RETURN+...............................................    10.92%      16.75%      16.50%          (0.97)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.29%(3)    1.36%(3)    1.44%(3)         1.48%(2)

Net investment income (loss)................................     0.23%(3)    0.44%(3)    0.40%(3)       (0.33)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $53,012     $26,600     $14,133          $1,862

Portfolio turnover rate.....................................       71%         56%         50%              44%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                            FOR THE YEAR ENDED OCTOBER 31
                                                              ---------------------------------------------------------
                                                              2000++      1999++      1998++      1997*++        1996
-----------------------------------------------------------------------------------------------------------------------
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $20.41      $19.34      $18.43      $ 16.76      $14.44
                                                              ------      ------      ------      -------      ------

Income (loss) from investment operations:
   Net investment income (loss).............................   (0.11)      (0.07)      (0.05)        0.04        0.02
   Net realized and unrealized gain.........................    2.32        3.02        2.69         3.02        3.03
                                                              ------      ------      ------      -------      ------

Total income from investment operations.....................    2.21        2.95        2.64         3.06        3.05
                                                              ------      ------      ------      -------      ------

Less dividends and distributions from:
   Net investment income....................................    --          --         (0.16)       (0.11)       --
   Net realized gain........................................   (2.92)      (1.88)      (1.57)       (1.28)      (0.73)
                                                              ------      ------      ------      -------      ------

Total dividends and distributions...........................   (2.92)      (1.88)      (1.73)       (1.39)      (0.73)
                                                              ------      ------      ------      -------      ------

Net asset value, end of period..............................  $19.70      $20.41      $19.34      $ 18.43      $16.76
                                                              ======      ======      ======      =======      ======

TOTAL RETURN+...............................................   10.05 %     15.84 %     15.67 %      19.40%      22.27%

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................    2.05 %(1)   2.13 %(1)   2.10 %(1)    2.06%       2.13%

Net investment income (loss)................................   (0.53)%(1)  (0.33)%(1)  (0.26)%(1)    0.22%       0.14%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions......................  $2,206      $2,090      $2,059       $1,707      $1,228

Portfolio turnover rate.....................................       71%         56%       50%           44%         49%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                   FOR THE PERIOD
                                                               FOR THE YEAR ENDED OCTOBER 31       JULY 28, 1997*
                                                              -------------------------------         THROUGH
                                                               2000        1999        1998       OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 20.38     $ 19.31     $ 18.43       $ 18.64
                                                              -------     -------     -------       -------

Income (loss) from investment operations:
   Net investment loss......................................    (0.11)      (0.05)      (0.08)        (0.04)
   Net realized and unrealized gain (loss)..................     2.32        3.00        2.71         (0.17)
                                                              -------     -------     -------       -------

Total income (loss) from investment operations..............     2.21        2.95        2.63         (0.21)
                                                              -------     -------     -------       -------

Less dividends and distributions from:
   Net investment income....................................    --          --          (0.18)       --
   Net realized gain........................................    (2.92)      (1.88)      (1.57)       --
                                                              -------     -------     -------       -------

Total dividends and distributions...........................    (2.92)      (1.88)      (1.75)       --
                                                              -------     -------     -------       -------

Net asset value, end of period..............................  $ 19.67     $ 20.38     $ 19.31       $ 18.43
                                                              =======     =======     =======       =======

TOTAL RETURN+...............................................    10.11 %     15.87 %     15.57 %       (1.13)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     2.05 %(3)    2.13 %(3)    2.19 %(3)      2.24 %(2)

Net investment loss.........................................    (0.53)%(3)   (0.33)%(3)   (0.35)%(3)     (0.76)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $46,886     $31,211     $22,159        $2,889

Portfolio turnover rate.....................................        71%         56%         50%           44%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                   FOR THE PERIOD
                                                               FOR THE YEAR ENDED OCTOBER 31       JULY 28, 1997*
                                                              -------------------------------         THROUGH
                                                               2000        1999        1998       OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period........................  $ 21.05     $ 19.72     $ 18.47       $ 18.64
                                                              -------     -------     -------       -------

Income (loss) from investment operations:
   Net investment income....................................     0.12        0.13        0.16          0.02
   Net realized and unrealized gain (loss)..................     2.36        3.08        2.89         (0.19)
                                                              -------     -------     -------       -------

Total income (loss) from investment operations..............     2.48        3.21        3.05         (0.17)
                                                              -------     -------     -------       -------

Less dividends and distributions from:
   Net investment income....................................    --          --          (0.23)       --
   Net realized gain........................................    (2.92)      (1.88)      (1.57)       --
                                                              -------     -------     -------       -------

Total dividends and distributions...........................    (2.92)      (1.88)      (1.80)       --
                                                              -------     -------     -------       -------

Net asset value, end of period..............................  $ 20.61     $ 21.05     $ 19.72       $ 18.47
                                                              =======     =======     =======       =======

TOTAL RETURN+...............................................    11.19%      16.93%      18.12%        (0.91)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses....................................................     1.05%(3)    1.13%(3)    1.19%(3)      1.23 %(2)

Net investment income.......................................     0.47%(3)    0.67%(3)    0.65%(3)      0.33 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................  $54,016      $5,657      $2,575           $45

Portfolio turnover rate.....................................       71%         56%         50%            44%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1999 and the financial highlights for each of the respective stated periods ended October 31, 1999 were audited by other independent accountants whose report, dated December 20, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter European Growth Fund Inc. as of October 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 14, 2000

                      2000 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended October 31, 2000, the Fund paid to its shareholders $2.92 per share from long-term capital gains.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Directors and its Audit Committee, engaged Deloitte & Touche LLP as its new independent auditors as of July 1, 2000.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
EUROPEAN
GROWTH FUND



ANNUAL REPORT
OCTOBER 31, 2000